SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of land use rights, net (Detail)	Dec. 31, 2024
Land use rights, net
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	37 years